FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]

NOTE 16 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. Therefore, any aggregate unrealized gains or losses should not be interpreted as a forecast of future earnings or cash flows. Furthermore, the fair values disclosed should not be interpreted as the aggregate current value of the Company.

At December 31, 2012			Fair Value Measurements
Description of Asset	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investment securities - AFS	$47,205,663	$47,205,663	$-	$47,205,663	$-
Investment securities - HTM	112,619,434	114,187,018	749,941	113,437,077	-
Federal Home Loan Bank and Federal Reserve Stock	5,476,050	5,469,000	-	5,469,000	-
Loans	747,640,752	757,387,000	-	757,387,000	-
Other real estate owned	6,891,353	6,891,353	-	6,891,353	-

Liabilities
Savings, NOW and money market accounts	$414,776,285	$414,776,285	$-	$414,776,285	$-
Time deposits	405,454,003	410,257,000	-	410,257,000	-
Long-term debt	60,527,208	64,252,000	-	64,252,000	-
Short term borrowings	1,000,000	1,000,000	-	1,000,000	-
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	2,400,000	-	2,400,000	-

At December 31, 2011			Fair Value Measurements
Description of Asset	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Investment securities - AFS	$41,827,612	$41,827,612	$-	$41,827,612	$-
Investment securities - HTM	153,516,839	154,030,993	749,951	153,281,042	-
Federal Home Loan Bank and Federal Reserve Stock	5,587,000	5,624,000	-	5,624,000	-
Loans	710,088,775	726,238,000	-	726,238,000	-
Other real estate owned	5,028,513	5,028,513	-	5,028,513	-

Liabilities
Savings, NOW and money market accounts	$371,737,480	$371,737,480	$-	$371,737,480	$-
Time deposits	455,515,721	462,192,000	-	462,192,000	-
Long-term debt	60,576,595	61,353,000	-	61,353,000	-
Guaranteed preferred beneficial interest in junior subordinated debentures	12,000,000	2,400,000	-	2,400,000	-

At December 31, 2012, the Company had outstanding loan commitments and standby letters of credit of $15.5 million and $22.7 million, respectively. Based on the short-term lives of these instruments, the Company does not believe that the fair value of these instruments differs significantly from their carrying values.

Valuation Methodology

Investment securities and FHLB and FRB stock - Fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans receivable - For conforming residential first-mortgage loans, the market price for loans with similar coupons and maturities was used. For nonconforming loans with maturities similar to conforming loans, the coupon was adjusted for credit risk. Loans that did not have quoted market prices were priced using the discounted cash flow method. The discount rate used was the rate currently offered on similar products. Loans priced using the discounted cash flow method included residential construction loans, commercial real estate loans and consumer loans. The estimated fair value of loans held for sale is based on the terms of the related sale commitments.

Other real estate owned - Fair value is based upon independent market prices, appraised value of the collateral or management’s estimation of the value of the collateral.

Deposits - The fair value of checking accounts, saving accounts and money market accounts were the amount payable on demand at the reporting date.

Time certificates - The fair value was determined using the discounted cash flow method. The discount rate was equal to the rate currently offered on similar products.

Long-term debt and other borrowed funds - These were valued using the discounted cash flow method. The discount rate was equal to the rate currently offered on similar borrowings.

Guaranteed preferred beneficial interest in junior subordinated securities - These were valued using discounted cash flows. The discount rate was equal to the rate currently offered on similar borrowings.

Off-balance sheet instruments - The Company charges fees for commitments to extend credit. Interest rates on loans for which these commitments are extended are normally committed for periods of less than one month. Fees charged on standby letters of credit and other financial guarantees are deemed to be immaterial and these guarantees are expected to be settled at face amount or expire unused. It is impractical to assign any fair value to these commitments.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2012 and 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date and, therefore, current estimates of fair value may differ significantly from the amount presented herein.